Total revenue and income - Disaggregation of revenue by major service lines (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Brokerage fee income	R$ 2,023,634	R$ 2,133,266	R$ 1,991,781
Securities placement income	2,497,146	2,285,110	1,979,406
Management fees income	1,887,205	1,742,959	1,628,373
Insurance brokerage fee income	238,468	219,397	175,326
Fee and commission income	1,189,405	996,693	789,822
Other services income	942,404	734,090	588,932
Revenue before sales taxes and contributions on revenue	8,778,262	8,111,515	7,153,640
Sales taxes and contributions on revenue	(811,529)	(686,659)	(621,635)
Total revenue	R$ 7,966,733	R$ 7,424,856	R$ 6,532,005